ORGANIZATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

Description of Business

ICTS International N.V. ("ICTS") was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as the "Company") operate in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other services to airlines and airport authorities, predominantly in the United States and Europe. The technology segment is predominantly involved in the development and sale of identity security software to financial institutions and airport authorities, predominantly in Europe and Israel.

Liquidity and Financial Condition

The Company has a working capital deficit and a history of recurring losses from continuing operations and negative cash flows from continuing operations. As of December 31, 2012 and 2011, the Company has a working capital deficit of $10,307 and $8,985, respectively. During the years ended December 31, 2012, 2011 and 2010, the Company incurred losses from continuing operations of $8,020, $4,935 and $6,615, respectively, and negative cash flows from operations of $8,116, $6,351 and $5,349, respectively. In addition, the Company is also in default on its line of credit arrangement in the United States as a result of the violation of certain financial and non-financial covenants. Collectively, these factors raise substantial doubt about the Company's ability to continue as a going concern.

Management believes that the Company's operating cash flows and related party/third party financing activities will provide it with sufficient funds to meet its obligations and execute its business plan for the next twelve months. However, there are no assurances that management's plans to generate sufficient cash flows from operations and obtain additional financing from related parties/third parties will be successful. In December 2012, the Company increased its borrowing capacity under the convertible notes payable to related party to $27,000 (see Note 9).

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.